Principal Funds, Inc.
Supplement dated December 18, 2020
to the Statement of Additional Information dated December 31, 2019
(as previously supplemented)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

On December 15, 2020, the Fund’s Board of Directors approved the conversion of the Class C shares of the Diversified Real Asset and Global Multi-Strategy Funds into Class A shares of the same fund. Following the close of business on February 23, 2021, delete references to Class C shares from the Statement of Additional Information for Diversified Real Asset and Global Multi-Strategy Funds.

On December 15, 2020, the Fund’s Board of Directors approved the liquidation of the Class A shares of the International Small Company Fund. Following the close of business on February 23, 2021, delete references to Class A shares from the Statement of Additional Information for the International Small Company Fund.

LEADERSHIP STRUCTURE AND BOARD
Delete all references to Mark Grimmett and Tao Huang.
Delete the Committee and Independent Board Members column from the table and replace with the following:

Committee and Independent Board Members
15(c) Committee Fritz Hirsch, Chair John Kenney Padel Lattimer Meg VanDeWeghe
Audit Committee Elizabeth Nickels, Chair Leroy Barnes Victor Hymes Meg VanDeWeghe
Executive Committee Timothy M. Dunbar, Chair Craig Damos Patrick G. Halter
Nominating and Governance Committe Elizabeth Ballantine, Chair Leroy Barnes Craig Damos Elizabeth Nickels
Operations Committee Karrie McMillan, Chair Fritz Hirsch John D. Kenney Padel Lattimer

Under Independent Board Members, add the following to the alphabetical list:

Victor Hymes. Mr. Hymes has served as an Independent Board Member of the Fund Complex since 2020. He currently serves as Founder and Managing Member of Legato Capital Management, LLC, an investment management company. Over the past thirty years, Mr. Hymes has served in the roles of CEO, CIO, portfolio manager and other senior management positions with investment management firms. At Zurich Scudder Investments, Inc., Mr. Hymes was responsible for leading their $80 billion institutional business. Prior to this, he held positions with Goldman, Sachs & Co., and Kidder, Peabody & Co. Mr. Hymes has served on numerous boards, and has chaired four investment committees over the past two decades. Through his education, employment experience and experience as a board member, Mr. Hymes is experienced with financial, regulatory and investment matters.

Padelford L. Lattimer. Mr. Lattimer has served as an Independent Board Member of the Fund Complex since 2020. He currently serves as Managing Partner for TBA Management Consulting LLC, a financial services-focused management consulting and staffing company. For more than twenty years, Mr. Lattimer served in various capacities at financial services companies, including as a senior managing director for TIAA Cref Asset Management (2004-2010), First Vice Present at Mellon Financial Corporation (2002-2004), and in product management roles at Citibank (2000-2002). Through his education, employment experience and experience as a board member, Mr. Lattimer is experienced with financial, regulatory and investment matters.

Under Interested Board Members, delete the biographies for Timothy M. Dunbar and Patrick G. Halter and replace with the following:

Timothy M. Dunbar. Mr. Dunbar has served as Chair of the Fund Complex since 2019. From 2018 through November 2020, Mr. Dunbar served as President of Global Asset Management for Principal®, overseeing all of Principal’s asset management capabilities, including with respect to PGI, PLIC, and PFSI, among others. He also has served on numerous boards of directors of Principal® affiliates, including PGI and Post, and in various other positions since joining Principal® in 1986 through his retirement in January 2021. Through his education and employment experience, Mr. Dunbar is experienced with financial, accounting, regulatory and investment matters.

Patrick G. Halter. Mr. Halter has served as a Board Member of the Fund Complex since 2017. Mr. Halter also serves as President for Global Asset Management for Principal® and as Chief Executive Officer, President and Chair of PGI, and Chief Executive Officer, President and Chair of Principal Real Estate Investors ("Principal - REI"). He serves on numerous boards of directors of Principal® affiliates and has service in various other positions since joining Principal® in 1984. Through his education and employment experience, Mr. Halter is experienced with financial, accounting, regulatory and investment matters.

Under Additional Information Regarding Board Members and Officers, add the following alphabetically in the INDEPENDENT BOARD MEMBERS table:

Victor Hymes 711 High Street Des Moines, IA 50392 1957	Director, PFI and PVC (since 2020) Trustee, PETF (since 2020) Trustee, PDSRA (since 2020)	Founder and Managing Member of Legato Capital Management, LLC	127	Formerly Montgomery Street Income Securities Inc.
Padelford L. Lattimer 711 High Street Des Moines, IA 50392 1961	Director, PFI and PVC (since 2020) Trustee, PETF (since 2020) Trustee, PDSRA (since 2020)	TBA Management Consulting LLC	127	None

Under Additional Information Regarding Board Members and Officers, in the INTERESTED BOARD MEMBERS table, delete the rows for Timothy M. Dunbar and Patrick G. Halter, and replace with the following:

Timothy M. Dunbar 711 High Street Des Moines, IA 50392 1957	Chair (since 2019) Director, PFI and PVC (since 2019) Trustee, PETF (since 2019) Trustee, PDSRA (since 2019)	Director, PGI (2018-2020) President-PGAM, PGI, PFSI, and PLIC (2018-2020) Executive Vice President, RobustWealth, Inc. (2018-2020) Executive Vice President/Chief Investment Officer, PLIC and PFSI (2014-2018)	127	None
Patrick G. Halter 711 High Street Des Moines, IA 50392 1959	Director, PFI and PVC (since 2017) Trustee, PETF (since 2017) Trustee, PDSRA (since 2019)	Chief Executive Officer and President, PGI (since 2018) Chief Operating Officer, PGI (2017-2018) Chair, PGI (since 2018) Director, PGI (2003-2018) President – PGAM, PFSI, and PLIC (since 2020) Director, Origin (since 2018) Chair, Post (2017-2020) Director, Post (since 2020) Chief Executive Officer, Principal – REI (since 2005) Chair, Principal – REI (since 2004) Chair, Spectrum (since 2017) Chair, CCIP (since 2017)	127	None

Under Additional Information Regarding Board Members and Officers, in the FUND COMPLEX OFFICER table, delete the rows for Kamal Bhatia, and replace with the following:

Kamal Bhatia 711 High Street Des Moines, IA 50392 1972	President and Chief Executive Officer (since 2019)
Director, PGI (since 2019)
Director, Post (since 2020)
Director, PFA (since 2020)
Senior Executive Director and Chief Operating Officer, PFSI and PLIC (since 2020)
President, PFSI and PLIC (2019-2020)
Director, PFD (since 2019)
Director, Principal – REI (since 2020)
Chair and Executive Vice President, PSS (since 2019)
Principal Executive Officer, OPC Private Capital (2017-2019)
Senior Vice President, Oppenheimer Funds (2011-2019)

INVESTMENT ADVISORY AND OTHER SERVICES
On or about January 1, 2021, under Investment Advisors, delete the second paragraph, and replace with the following:
PGI directly makes decisions to purchase or sell securities for each Fund, except for those Funds or portions of Funds for which PGI has retained a sub-advisor to provide such services, as described below.

On or about January 1, 2021, under Investment Advisors, delete the Sub-Advisor: Columbus Circle Investors section.

On or about January 1, 2021, in the Investment Advisors section, delete references to Symphony Asset Management LLC and replace with the following alphabetically:

Sub-Advisor: Nuveen Asset Management LLC (“Nuveen Asset Management”), is an investment adviser registered with the SEC, is organized as a member-managed limited liability company, and its sole managing member is Nuveen Funds Advisors, LLC. On October 1, 2014, the parent company of Nuveen Fund Advisors, LLC, was acquired by TIAA-CREF, a national financial services organization.

Fund(s): a portion of the assets of Diversified Real Asset

PORTFOLIO MANAGER DISCLOSURE
On or about January 1, 2021, change the heading of the Sub-Advisor: Columbus Circle Investors section to Advisor: Principal Global Investors, LLC (Columbus Circle Portfolio Managers) and order alphabetically.

Delete references to Randy R. Woodbury.

In the Advisor: Principal Global Investors, LLC (Fixed-Income Portfolio Managers) table, add the following alphabetically to the list of portfolio managers:

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Jeff Callahan (1): Bond Market Index Fund
Registered investment companies	4	$3.2 billion	0	$0
Other pooled investment vehicles	2	$11.1 billion	0	$0
Other accounts	1	$353.7 million	1	$353.7 million

1.Information as of November 30, 2020

In the Ownership of Securities table, add the following row alphabetically to the list of portfolio managers:

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Jeff Callahan (1)	Bond Market Index Fund	None

1.Information as of November 30, 2020

APPENDIX C - PROXY VOTING POLICIES
On or about January 1, 2021, delete the proxy voting policy for Columbus Circle Investors (“CCI”).

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